Label	Element	Value
Mercer Non-US Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mercer Non-US Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables summarize the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2023).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities (such as common stock) issued by non-U.S. companies of any capitalization, located in the world’s developed and emerging capital markets. The Fund employs a “core equity” investment strategy that seeks to meet the Fund’s investment objective by investing in both growth- and value-oriented equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of non-U.S. companies. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents.

Certain subadvisers may employ a quantitative investment process in seeking to achieve the Fund’s investment objective, which may lead to higher than expected portfolio turnover for the Fund.

Securities of non-U.S. companies generally include all securities included in the Fund’s benchmark index. In addition, securities of non-U.S. companies may include: (a) securities of companies that are organized under the laws of, or maintain their principal places of business in, countries other than the United States; (b) securities for which the principal trading market is in a country other than the United States; (c) securities issued or guaranteed by the government of a country other than the United States, such government’s agencies or instrumentalities, or the central bank of such country; (d) securities denominated in the currency issued by a country other than the United States; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in countries other than the United States or have at least 50% of their assets in countries other than the United States; (f) equity securities of companies in countries other than the United States, in the form of depositary receipts; or (g) securities issued by pooled investment vehicles that invest primarily in securities or derivative instruments that derive their value from securities of non-U.S. companies. The Fund may invest in derivative instruments, such as forward contracts and exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs or to increase or decrease currency exposure. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Risk [Heading]	rr_RiskHeading	Principal Risk Factors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in the order of magnitude. An investment in the Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Loss of money is a risk of investing in the Fund.

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. U.S. and global stock markets have experienced periods of substantial price volatility in the past and may do so in the future.

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions, natural disasters, epidemics and pandemics, and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Foreign Investments Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Foreign securities may be subject to foreign taxes. Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, and social conditions in those countries.

Geographic Focus Risk. To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks relating to such region or country. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Currency Exchange Rate Risk. Foreign securities may be issued and traded in foreign currencies. As a result, the values of foreign securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars.

Political and Economic Risk. The political, legal, economic, and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), and the imposition of trade sanctions.

Small and Medium Capitalization Stock Risk. The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Foreign companies with large capitalizations may be relatively small by U.S. standards and may be subject to risks that are similar to the risks that may affect small and medium capitalization U.S. companies. Securities of small and medium capitalization companies also may pay no, or only small, dividends.

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to a credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Growth Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Companies with strong growth potential (both domestic and foreign) tend to have higher than average price-to-earnings ratios, meaning that these stocks are more expensive than average relative to the companies’ earnings. The market prices of equity securities of growth companies are often quite volatile, since the prices may be particularly sensitive to economic, market, or company developments and may present a greater degree of risk of loss.

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Large Capitalization Stock Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Value Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Value stocks represent companies that tend to have lower than average price to book value ratios, price to earnings ratios, or other financial ratios. These companies may have relatively weak balance sheets and, during economic downturns, these companies may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations. A particular value stock may not increase in price, as anticipated by a subadviser, if other investors fail to recognize the stock’s value or the catalyst that the subadviser believes will increase the price of the stock does not affect the price of the stock in the manner or to the degree that the subadviser anticipates. Also, cyclical stocks tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also tend to lose value more quickly in economic downturns. The stocks of companies that a subadviser believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described above. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Quantitative Model Risk. One or more subadvisers to the Fund follows a quantitative model strategy to manage its allocated portion of the Fund. Quantitative models (both proprietary models developed by a quantitative-focused subadviser, and those supplied by third parties) and information and data supplied by third parties can be incorrect, misleading or incomplete, and any decisions made in reliance thereon can expose the Fund to potential risks of loss. In addition, the use of predictive models can also expose the Fund to potential risks of loss. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

If the assumptions made by quantitative-focused subadvisers in their underlying models are unrealistic, inaccurate or become unrealistic or inaccurate and are not promptly adjusted to account for changes in the overall market environment, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and a quantitative-focused subadviser does not successfully address such omission through its testing and evaluation, and modify the models accordingly, the Fund may experience losses. In addition, because of the complexity of quantitative-focused investment strategy programming and modeling, there is a risk that the finished model may contain an error; one or more of such errors could adversely affect the Fund’s performance.

To the extent that a quantitative-focused subadviser is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense, as a result of “crowding” or “convergence” of the model’s output with actions taken by other market participants. In addition, to the extent a quantitative subadviser’s model focuses on identifying a certain type of stock (e.g., high relative profitability stocks), those stocks may perform differently from the market as a whole, which could cause the Fund to underperform.

The models and proprietary research of a quantitative subadviser are largely protected by the subadviser through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, aggressive position-level public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer a subadviser’s models and data, and thereby impair the relative or absolute performance of the Fund.

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investments objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significant exposure to one or more sectors. The Fund may have little or no exposure to certain other sectors. There are risks associated with having significantly overweight or underweight allocations to certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously rise or decline in price because of, for example, investor perceptions, an event that affects the entire sector or other factors.

The Fund is not intended to serve as a complete investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI EAFE® Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. No information is shown for Class I shares because Class I shares commenced operations on July 22, 2021 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for Adviser Class shares, Class I shares and Class Y-2 will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. American Century Investment Management, Inc. assumed responsibility for managing a portion of the Fund’s portfolio on November 15, 2013. Arrowstreet Capital, Limited Partnership assumed responsibility for managing a portion of the Fund’s portfolio on December 16, 2010. LSV Asset Management assumed responsibility for managing a portion of the Fund’s portfolio on July 2, 2015. Massachusetts Financial Services Company assumed responsibility for managing a portion of the Fund’s portfolio on November 13, 2009. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI EAFE® Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. No information is shown for Class I shares because Class I shares commenced operations on July 22, 2021 and do not have a full calendar year of performance as of the date of the prospectus. Performance information for Adviser Class shares, Class I shares and Class Y-2 will appear in a future version of the prospectus once there is a full calendar year of performance information to report.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s calendar year-to-date return as of June 30, 2022 was -20.87%.

The Fund’s highest return for a quarter during the periods shown above was 17.38%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the periods shown above was -22.39%, for the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.39%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2021
Mercer Non-US Core Equity Fund | MSCI EAFE® Index (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.55%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.03%	[1]
Mercer Non-US Core Equity Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,490
Mercer Non-US Core Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,203
Mercer Non-US Core Equity Fund | Class Y-2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,086
Mercer Non-US Core Equity Fund | Class Y-3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 908
Annual Return 2012	rr_AnnualReturn2012	17.84%
Annual Return 2013	rr_AnnualReturn2013	26.40%
Annual Return 2014	rr_AnnualReturn2014	(3.68%)
Annual Return 2015	rr_AnnualReturn2015	1.48%
Annual Return 2016	rr_AnnualReturn2016	1.10%
Annual Return 2017	rr_AnnualReturn2017	27.45%
Annual Return 2018	rr_AnnualReturn2018	(13.12%)
Annual Return 2019	rr_AnnualReturn2019	24.40%
Annual Return 2020	rr_AnnualReturn2020	12.96%
Annual Return 2021	rr_AnnualReturn2021	11.92%
1 Year	rr_AverageAnnualReturnYear01	11.92%
5 Years	rr_AverageAnnualReturnYear05	11.73%
10 Years	rr_AverageAnnualReturnYear10	9.87%
Mercer Non-US Core Equity Fund | Class Y-3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	8.04%
Mercer Non-US Core Equity Fund | Class Y-3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.25%
5 Years	rr_AverageAnnualReturnYear05	8.84%
10 Years	rr_AverageAnnualReturnYear10	7.63%

[1]	The MSCI EAFE® Index measures the performance of equity securities in developed markets outside of North America, including Europe, Australasia, and the Far East. The index is unmanaged and cannot be invested in directly.
[2]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2023, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[3]	“Other Expenses” include custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.